Employee Benefit Plans (Performance Shares) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Restricted Stock Units and Shares of Restricted Stock
Granted (in shares)	722,500	784,900	361,800
Vested and issued (in shares)	(405,100)	(258,400)	(243,000)
Forfeited (in shares)	(46,300)	(67,300)	(27,100)
Weighted-Average Grant Date Fair Value per Share
Granted (in dollars per share)	$ 39.12	$ 33.38	$ 30.16
Vested and Issued (in dollars per share)	30.56	28.07	28.16
Forfeited (in dollars per share)	$ 36.44	$ 33.14	$ 30.66
Performance Shares [Member]
Number of Restricted Stock Units and Shares of Restricted Stock
Beginning balance	0
Granted (in shares)	143,400
Vested and issued (in shares)	0
Forfeited (in shares)	0
Ending balance	143,400	0
Weighted-Average Grant Date Fair Value per Share
Beginning balance (in dollars per share)	$ 0.00
Granted (in dollars per share)	38.69
Vested and Issued (in dollars per share)	0.00
Forfeited (in dollars per share)	0.00
Ending balance (in dollars per share)	$ 38.69	$ 0.00